Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders | ¥		¥ (291,674)			¥ (1,996,413)		¥ (488,492)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share | shares	[1]	4,407,510			4,313,064		3,257,088
Basic and diluted net loss per share | (per share)		¥ (66.18)	[1]	$ (9.59)	¥ (462.88)	[1]	¥ (149.98)	[1]

[1]	During the years ended December 31, 2020, 2021 and 2022, the Group has nil, nil and 251,751 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.